Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Mar. 17, 2017	Jun. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	PARKE BANCORP, INC.
Entity Central Index Key	0001315399
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 66.1
Entity Common Stock, Shares Outstanding		6,880,714
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016